AOCI - Additional share information (Details 2) - SFr / shares		3 Months Ended						6 Months Ended
		Jun. 30, 2022		Mar. 31, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		2,650,747,720		2,650,747,720		2,447,747,720		2,650,747,720		2,447,747,720
Issuance of common shares		0		0		203,000,000		0		203,000,000
Common Stock, Shares, Issued, Ending Balance		2,650,747,720		2,650,747,720		2,650,747,720		2,650,747,720		2,650,747,720
Treasury shares
Treasury Stock, Shares, Beginning Balance		94,644,251		81,063,211		83,737,482		81,063,211		41,602,841
Sale of treasury shares		514,073,330		578,094,705		510,392,920		1,092,168,035		1,063,124,303
Issuance of common shares relating to mandatory convertible notes		(0)		(0)		203,000,000		(0)		203,000,000
Conversion of mandatory convertible notes		0		0		106,805		0		106,805
Repurchase of treasury shares		507,466,029		597,407,387		514,715,462		1,104,873,416		1,114,034,798
Share-based compensation, net of tax		48,048,471		5,731,642		51,473,883		53,780,113		55,927,195
Treasury Stock, Shares, Ending Balance		39,988,479		94,644,251		239,479,336		39,988,479		239,479,336
Common shares outstanding		2,610,759,241	[1]	2,556,103,469	[2]	2,411,268,384	[2]	2,610,759,241	[1]	2,411,268,384	[2]	2,569,684,509
Par value (in CHF per share)		SFr 0.04		SFr 0.04				SFr 0.04				SFr 0.04
Authorized shares (in shares)	[3]	3,225,747,720		3,100,747,720				3,225,747,720				3,100,747,720
Unissued shares (in shares)		575,000,000		450,000,000				575,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		111,524,164		111,524,164				111,524,164
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[4]			4,399,680,200				4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[4]	4,399,680,200						4,399,680,200
Treasury shares
Common shares outstanding	[4]	4,399,680,200						4,399,680,200				4,399,680,200
Par value (in CHF per share)	[4]	SFr 1.00						SFr 1.00				SFr 1.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 575,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 450,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,524,164 of these shares were reserved for capital instruments.
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of June 30, 2022. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.